Baird Ultra Short Bond Fund
Schedule of Investments
as of March 31, 2024 (Unaudited)

CORPORATE BONDS - 44.0%	Par	Value
Financials - 19.5%
AerCap Holdings NV
2.88%, 08/14/2024 (Callable 07/14/2024)	$2,300,000	$2,273,512
1.65%, 10/29/2024 (Callable 09/29/2024)	18,762,000	18,304,295
1.75%, 10/29/2024 (Callable 05/02/2024)	17,885,000	17,460,036
3.50%, 01/15/2025 (Callable 11/15/2024)	1,125,000	1,105,906
AIB Group PLC, 4.26% to 04/10/2024 then 3 mo. LIBOR US + 1.87%, 04/10/2025 (Callable 04/10/2024) (a)(b)	43,037,000	43,013,348
Air Lease Corp.
4.25%, 09/15/2024 (Callable 06/15/2024)	27,933,000	27,739,405
3.25%, 03/01/2025 (Callable 01/01/2025)	1,815,000	1,774,725
Ally Financial, Inc., 3.88%, 05/21/2024 (Callable 05/02/2024)	8,023,000	7,998,923
Aviation Capital Group LLC, 5.50%, 12/15/2024 (Callable 11/15/2024) (a)	22,176,000	22,091,521
Banco Santander SA, 5.74% to 06/30/2024 then 1 yr. CMT Rate + 0.45%, 06/30/2024	8,865,000	8,859,261
Bank of America Corp.
5.76% (SOFR + 0.41%), 06/14/2024 (Callable 05/14/2024)	10,000,000	10,001,557
3.84% to 04/25/2024 then SOFR + 1.11%, 04/25/2025 (Callable 04/25/2024)	32,100,000	32,057,061
3.37% to 01/23/2025 then 3 mo. Term SOFR + 1.07%, 01/23/2026 (Callable 01/23/2025)	15,000,000	14,727,621
Barclays PLC, 3.93% to 05/07/2024 then 3 mo. LIBOR US + 1.61%, 05/07/2025 (Callable 05/07/2024) (b)	44,025,000	43,935,502
BGC Group, Inc., 3.75%, 10/01/2024 (Callable 09/01/2024)	13,500,000	13,310,606
BNP Paribas SA
4.25%, 10/15/2024	17,087,000	16,943,974
2.82% to 11/19/2024 then 3 mo. Term SOFR + 1.37%, 11/19/2025 (Callable 11/19/2024) (a)	8,940,000	8,768,414
2.22% to 06/09/2025 then SOFR + 2.07%, 06/09/2026 (Callable 06/09/2025) (a)	1,400,000	1,346,213
BPCE SA
5.15%, 07/21/2024 (a)	3,735,000	3,719,316
4.50%, 03/15/2025 (a)	43,898,000	43,247,319
Brixmor Operating Partnership LP
3.65%, 06/15/2024 (Callable 04/17/2024)	4,242,000	4,218,668
3.85%, 02/01/2025 (Callable 11/01/2024)	31,355,000	30,815,910
Cantor Fitzgerald LP, 4.88%, 05/01/2024 (Callable 04/01/2024) (a)	9,156,000	9,146,505
Capital One Financial Corp., 4.17% to 05/09/2024 then SOFR + 1.37%, 05/09/2025 (Callable 05/09/2024)	39,592,000	39,513,156
Citigroup, Inc., 6.03% (SOFR + 0.69%), 10/30/2024 (Callable 09/30/2024)	52,580,000	52,658,187
CNA Financial Corp., 3.95%, 05/15/2024 (Callable 05/02/2024)	32,065,000	31,996,213
CNO Global Funding, 1.65%, 01/06/2025 (a)	2,850,000	2,753,612
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025 (Callable 12/20/2024) (a)(b)	1,914,000	1,876,139
6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025) (a)	1,130,000	1,134,390
Deutsche Bank AG
1.45% to 04/01/2024 then SOFR + 1.13%, 04/01/2025 (Callable 04/02/2024)	4,900,000	4,900,000
3.96% to 11/26/2024 then SOFR + 2.58%, 11/26/2025 (Callable 11/26/2024)	41,239,000	40,675,953
Discover Bank, 2.45%, 09/12/2024 (Callable 08/12/2024)	31,674,000	31,209,346
Discover Financial Services, 3.75%, 03/04/2025 (Callable 12/04/2024)	2,200,000	2,160,245
Essex Portfolio LP, 3.88%, 05/01/2024 (Callable 02/02/2024)	15,951,000	15,921,556
Goldman Sachs Group, Inc.
5.83% (SOFR + 0.49%), 10/21/2024 (Callable 09/21/2024)	16,930,000	16,938,910
3.27% to 09/29/2024 then 3 mo. Term SOFR + 1.46%, 09/29/2025 (Callable 09/29/2024)	25,767,000	25,457,735
Healthpeak OP LLC, 3.40%, 02/01/2025 (Callable 11/01/2024)	428,000	419,979
Host Hotels & Resorts LP, 3.88%, 04/01/2024 (Callable 02/01/2024)	10,803,000	10,803,000
Jackson National Life Global Funding, 1.75%, 01/12/2025 (a)	3,500,000	3,394,810
Jefferies Financial Group, Inc., 6.05%, 03/12/2025 (Callable 09/12/2024)	37,775,000	37,816,099
JPMorgan Chase & Co., 2.30% to 10/15/2024 then SOFR + 1.16%, 10/15/2025 (Callable 10/15/2024)	1,546,000	1,518,530
Kilroy Realty LP, 3.45%, 12/15/2024 (Callable 09/15/2024)	1,505,000	1,477,947
Kimco Realty Corp., 3.85%, 06/01/2025 (Callable 03/01/2025)	3,703,000	3,633,368
Kite Realty Group Trust, 4.00%, 03/15/2025 (Callable 12/15/2024)	2,696,000	2,646,253
Lincoln National Corp., 3.35%, 03/09/2025	15,558,000	15,212,793
Lloyds Banking Group PLC, 3.87% to 07/09/2024 then 1 yr. CMT Rate + 3.50%, 07/09/2025 (Callable 07/09/2024)	48,385,000	48,132,175
LXP Industrial Trust, 4.40%, 06/15/2024 (Callable 05/02/2024)	1,500,000	1,486,983
Macquarie Group Ltd., 6.21%, 11/22/2024 (a)	7,177,000	7,196,021
Mitsubishi UFJ Financial Group, Inc., 4.79% to 07/18/2024 then 1 yr. CMT Rate + 1.70%, 07/18/2025 (Callable 07/18/2024)	11,011,000	10,973,083
Morgan Stanley, 2.72% to 07/22/2024 then SOFR + 1.15%, 07/22/2025 (Callable 07/22/2024)	24,219,000	23,974,787
National Bank of Canada, 3.75% to 06/09/2024 then SOFR + 1.01%, 06/09/2025 (Callable 06/09/2024)	29,579,000	29,449,049
NNN REIT, Inc., 3.90%, 06/15/2024 (Callable 04/17/2024)	23,948,000	23,844,289
Nomura Holdings, Inc., 2.65%, 01/16/2025	8,119,000	7,928,369
Nuveen Finance LLC, 4.13%, 11/01/2024 (a)	950,000	941,695
Old Republic International Corp., 4.88%, 10/01/2024 (Callable 09/01/2024)	21,360,000	21,235,973
Omega Healthcare Investors, Inc., 4.50%, 01/15/2025 (Callable 10/15/2024)	17,767,000	17,571,492
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	18,622,000	18,269,299
Regency Centers LP, 3.75%, 06/15/2024 (Callable 05/02/2024)	2,000,000	1,988,537
Reliance Standard Life Global Funding II
2.50%, 10/30/2024 (a)	3,175,000	3,112,905
2.75%, 05/07/2025 (a)	6,895,000	6,671,257
SMBC Aviation Capital Finance DAC, 3.55%, 04/15/2024 (Callable 04/12/2024) (a)	4,275,000	4,270,714
Societe Generale SA
2.63%, 10/16/2024 (a)	1,000,000	982,825
1.04% to 06/18/2024 then 1 yr. CMT Rate + 0.75%, 06/18/2025 (Callable 06/18/2024) (a)	1,400,000	1,380,827
2.23% to 01/21/2025 then 1 yr. CMT Rate + 1.05%, 01/21/2026 (Callable 01/21/2025) (a)	41,999,000	40,718,906
Standard Chartered PLC
3.79% to 05/21/2024 then 3 mo. LIBOR US + 1.56%, 05/21/2025 (Callable 05/21/2024) (a)(b)	16,045,000	15,986,594
2.82% to 01/30/2025 then 3 mo. LIBOR US + 1.21%, 01/30/2026 (Callable 01/30/2025) (a)(b)	4,710,000	4,590,558
Stifel Financial Corp., 4.25%, 07/18/2024	25,478,000	25,337,894
Sumitomo Mitsui Financial Group, Inc., 4.44%, 04/02/2024 (a)	33,150,000	33,150,000
Synchrony Financial
4.25%, 08/15/2024 (Callable 05/15/2024)	3,172,000	3,151,692
4.88%, 06/13/2025 (Callable 05/13/2025)	8,253,000	8,131,171
UBS Group AG, 2.59% to 09/11/2024 then SOFR + 1.56%, 09/11/2025 (Callable 09/11/2024) (a)	47,432,000	46,759,436
Ventas Realty LP, 3.50%, 04/15/2024 (Callable 03/15/2024)	2,750,000	2,747,579
WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.75%, 09/17/2024 (Callable 06/17/2024) (a)	7,370,000	7,273,747
Wells Fargo & Co., 2.41% to 10/30/2024 then 3 mo. Term SOFR + 1.09%, 10/30/2025 (Callable 10/30/2024)	16,813,000	16,493,880
Willis North America, Inc., 3.60%, 05/15/2024 (Callable 05/02/2024)	46,000,000	45,863,503
WP Carey, Inc., 4.60%, 04/01/2024 (Callable 02/02/2024)	27,220,000	27,220,000
		1,233,813,059
Industrials - 21.8%
Adventist Health System, 2.43%, 09/01/2024 (Callable 08/01/2024)	11,568,000	11,398,089
Allegion US Holding Co., Inc., 3.20%, 10/01/2024 (Callable 08/01/2024)	18,562,000	18,312,178
Anglo American Capital PLC
3.63%, 09/11/2024 (a)	9,925,000	9,810,986
4.88%, 05/14/2025 (a)	4,892,000	4,841,379
Arrow Electronics, Inc., 3.25%, 09/08/2024 (Callable 07/08/2024)	13,600,000	13,447,225
AutoNation, Inc., 3.50%, 11/15/2024 (Callable 09/15/2024)	19,759,000	19,501,922
Baxter International, Inc., 1.32%, 11/29/2024	3,250,000	3,157,099
Bayer US Finance II LLC, 2.85%, 04/15/2025 (Callable 01/15/2025) (a)	2,677,000	2,591,235
Bayer US Finance LLC, 3.38%, 10/08/2024 (a)	4,400,000	4,337,566
Boardwalk Pipelines LP, 4.95%, 12/15/2024 (Callable 09/15/2024)	42,805,000	42,549,257
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.13%, 01/15/2025 (Callable 11/15/2024)	331,000	324,534
Brunswick Corp./DE, 0.85%, 08/18/2024 (Callable 04/17/2024)	46,577,000	45,699,397
Canadian Natural Resources Ltd., 3.90%, 02/01/2025 (Callable 11/01/2024)	3,096,000	3,051,912
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 (Callable 06/01/2024)	6,632,000	6,602,310
4.13%, 05/01/2025 (Callable 05/02/2024)	5,158,000	5,058,093
Celanese US Holdings LLC, 3.50%, 05/08/2024 (Callable 05/02/2024)	6,380,000	6,364,963
Charter Communications Operating LLC, 4.91%, 07/23/2025 (Callable 04/23/2025)	37,667,000	37,213,825
Continental Resources, Inc./OK, 3.80%, 06/01/2024 (Callable 05/02/2024)	3,800,000	3,784,732
Cox Communications, Inc., 3.15%, 08/15/2024 (Callable 06/15/2024) (a)	22,255,000	22,027,334
CRH America, Inc., 3.88%, 05/18/2025 (Callable 02/15/2025) (a)	1,100,000	1,078,220
Crown Castle, Inc., 3.20%, 09/01/2024 (Callable 07/01/2024)	8,084,000	8,001,555
Element Fleet Management Corp., 1.60%, 04/06/2024 (Callable 03/06/2024) (a)	21,762,000	21,750,618
Enbridge, Inc., 3.50%, 06/10/2024 (Callable 05/02/2024)	2,300,000	2,290,714
Energy Transfer LP
4.25%, 04/01/2024 (Callable 02/02/2024)	3,055,000	3,055,000
4.50%, 04/15/2024 (Callable 03/15/2024)	10,604,000	10,598,117
3.90%, 05/15/2024 (Callable 05/02/2024)	2,739,000	2,732,826
5.75%, 04/01/2025 (Callable 05/02/2024)	28,237,000	28,228,529
EnLink Midstream Partners LP
4.40%, 04/01/2024 (Callable 02/02/2024)	2,000,000	2,000,000
4.15%, 06/01/2025 (Callable 03/01/2025)	13,300,000	13,013,554
EQT Corp., 6.13%, 02/01/2025 (Callable 01/01/2025)	10,008,000	10,020,070
Equifax, Inc., 2.60%, 12/01/2024 (Callable 11/01/2024)	6,556,000	6,426,213
Equinix, Inc., 2.63%, 11/18/2024 (Callable 10/18/2024)	5,908,000	5,789,053
Ford Motor Credit Co. LLC, 2.30%, 02/10/2025 (Callable 01/10/2025)	46,993,000	45,570,737
Freeport-McMoRan, Inc., 4.55%, 11/14/2024 (Callable 08/14/2024)	37,172,000	36,883,174
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/2024 (Callable 07/17/2024) (a)	16,699,000	16,556,723
General Motors Financial Co., Inc.
1.20%, 10/15/2024	9,165,000	8,946,223
3.50%, 11/07/2024 (Callable 09/07/2024)	7,945,000	7,841,717
4.00%, 01/15/2025 (Callable 10/15/2024)	13,176,000	13,003,236
2.90%, 02/26/2025 (Callable 01/26/2025)	1,367,000	1,333,629
Genpact Luxembourg Sarl, 3.38%, 12/01/2024 (Callable 11/01/2024)	37,281,000	36,757,868
Genuine Parts Co., 1.75%, 02/01/2025 (Callable 04/12/2024)	2,916,000	2,822,300
Glencore Funding LLC, 4.63%, 04/29/2024 (a)	2,574,000	2,570,973
Global Payments, Inc.
1.50%, 11/15/2024 (Callable 10/15/2024)	8,217,000	8,008,154
2.65%, 02/15/2025 (Callable 01/15/2025)	3,284,000	3,199,615
Graphic Packaging International LLC, 0.82%, 04/15/2024 (Callable 03/15/2024) (a)	45,877,000	45,790,953
Grupo Bimbo SAB de CV, 3.88%, 06/27/2024 (a)	1,100,000	1,094,181
HCA, Inc., 5.38%, 02/01/2025	30,269,000	30,185,133
Hewlett Packard Enterprise Co., 5.90%, 10/01/2024	36,450,000	36,520,781
Howmet Aerospace, Inc., 5.13%, 10/01/2024 (Callable 07/01/2024)	1,030,000	1,024,414
Hyatt Hotels Corp., 1.80%, 10/01/2024 (Callable 04/17/2024)	27,711,000	27,128,450
Hyundai Capital America
1.00%, 09/17/2024 (a)	23,472,000	22,963,678
2.65%, 02/10/2025 (Callable 01/10/2025) (a)	18,880,000	18,403,808
JDE Peet's NV, 0.80%, 09/24/2024 (Callable 05/02/2024) (a)	2,832,000	2,761,739
Keysight Technologies, Inc., 4.55%, 10/30/2024 (Callable 07/30/2024)	12,755,000	12,664,169
Kinder Morgan Energy Partners LP, 4.25%, 09/01/2024 (Callable 06/01/2024)	5,696,000	5,659,362
Laboratory Corp. of America Holdings, 3.25%, 09/01/2024 (Callable 07/01/2024)	5,501,000	5,441,231
Legrand France SA, 8.50%, 02/15/2025	6,284,000	6,443,520
Lennar Corp., 4.50%, 04/30/2024 (Callable 02/02/2024)	8,743,000	8,733,130
Marriott International, Inc./MD, 3.60%, 04/15/2024 (Callable 03/15/2024)	22,663,000	22,641,453
Microchip Technology, Inc., 0.98%, 09/01/2024	22,056,000	21,608,377
Midwest Connector Capital Co. LLC, 3.90%, 04/01/2024 (Callable 03/01/2024) (a)	44,727,000	44,727,000
MPLX LP, 4.88%, 12/01/2024 (Callable 09/01/2024)	5,755,000	5,724,183
Neptune Energy Bondco PLC, 6.63%, 05/15/2025 (Callable 04/03/2024) (a)	6,533,000	6,532,927
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (a)	33,017,000	32,270,445
Nutrien Ltd., 5.90%, 11/07/2024	13,613,000	13,628,868
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 05/01/2025 (Callable 04/01/2025)	6,250,000	6,065,054
Occidental Petroleum Corp., 2.90%, 08/15/2024 (Callable 07/15/2024)	20,054,000	19,815,143
ONEOK, Inc., 2.75%, 09/01/2024 (Callable 08/01/2024)	6,388,000	6,313,942
Owens Corning, 4.20%, 12/01/2024 (Callable 09/01/2024)	7,620,000	7,542,976
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (Callable 10/01/2024) (a)	4,510,000	4,430,150
3.95%, 03/10/2025 (Callable 01/10/2025) (a)	1,416,000	1,393,400
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024 (Callable 08/01/2024)	4,515,000	4,457,859
Qorvo, Inc., 1.75%, 12/15/2024 (Callable 04/12/2024)	14,201,000	13,781,030
Quanta Services, Inc., 0.95%, 10/01/2024 (Callable 05/02/2024)	10,846,000	10,582,381
Reliance Industries Ltd., 4.13%, 01/28/2025 (a)	16,328,000	16,116,705
Revvity, Inc., 0.85%, 09/15/2024 (Callable 04/12/2024)	21,068,000	20,579,576
Ryder System, Inc., 2.50%, 09/01/2024 (Callable 08/01/2024)	29,861,000	29,455,318
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024 (Callable 05/02/2024)	2,568,000	2,567,233
5.63%, 03/01/2025 (Callable 12/01/2024)	18,994,000	18,972,893
Sonoco Products Co., 1.80%, 02/01/2025 (Callable 04/12/2024)	14,928,000	14,444,726
Sprint LLC, 7.13%, 06/15/2024	3,425,000	3,430,213
Suntory Holdings Ltd., 2.25%, 10/16/2024 (Callable 09/16/2024) (a)	3,975,000	3,898,355
Synnex Corp., 1.25%, 08/09/2024 (Callable 04/12/2024)	47,494,000	46,724,275
Teledyne Technologies, Inc., 0.95%, 04/01/2024 (Callable 01/16/2024)	15,746,000	15,746,000
Thomas Jefferson University, 2.07%, 11/01/2024	625,000	609,177
Timken Co., 3.88%, 09/01/2024 (Callable 06/01/2024)	8,723,000	8,662,970
TransCanada PipeLines Ltd., 1.00%, 10/12/2024 (Callable 09/12/2024)	46,371,000	45,208,061
Trimble, Inc., 4.75%, 12/01/2024 (Callable 09/01/2024)	5,350,000	5,302,596
Triton Container International Ltd., 1.15%, 06/07/2024 (Callable 05/07/2024) (a)	17,800,000	17,640,477
VICI Properties LP / VICI Note Co., Inc., 3.50%, 02/15/2025 (Callable 04/12/2024) (a)	2,975,000	2,909,718
Volkswagen Group of America Finance LLC
2.85%, 09/26/2024 (a)	10,432,000	10,285,227
3.35%, 05/13/2025 (a)	16,083,000	15,700,944
West Fraser Timber Co. Ltd., 4.35%, 10/15/2024 (Callable 07/15/2024) (a)	2,600,000	2,571,854
Western Midstream Operating LP, 3.10%, 02/01/2025 (Callable 01/01/2025)	26,352,000	25,784,744
Williams Cos., Inc.
4.55%, 06/24/2024 (Callable 05/02/2024)	19,641,000	19,591,683
3.90%, 01/15/2025 (Callable 10/15/2024)	16,940,000	16,698,803
Woodside Finance Ltd., 3.65%, 03/05/2025 (Callable 12/05/2024) (a)	30,400,000	29,824,558
WPP Finance 2010, 3.75%, 09/19/2024	936,000	926,522
WRKCo, Inc., 3.00%, 09/15/2024 (Callable 07/15/2024)	6,691,000	6,606,747
		1,385,141,966
Utilities - 2.7%
Aquarion Co., 4.00%, 08/15/2024 (Callable 05/15/2024) (a)	962,000	953,249
Avangrid, Inc., 3.15%, 12/01/2024 (Callable 10/01/2024)	8,605,000	8,458,336
Black Hills Corp., 1.04%, 08/23/2024 (Callable 04/17/2024)	33,540,000	32,947,510
CenterPoint Energy, Inc., 2.50%, 09/01/2024 (Callable 08/01/2024)	9,603,000	9,472,567
Constellation Energy Generation LLC, 3.25%, 06/01/2025 (Callable 05/01/2025)	1,594,000	1,558,140
DTE Energy Company
2.53%, 10/01/2024 (c)	7,409,000	7,288,339
4.22%, 11/01/2024 (c)	23,529,000	23,311,040
EDP Finance BV, 3.63%, 07/15/2024 (a)	23,218,000	23,077,741
Evergy, Inc., 2.45%, 09/15/2024 (Callable 08/15/2024)	3,600,000	3,543,915
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (Callable 10/15/2024) (a)	2,620,000	2,588,147
IPALCO Enterprises, Inc., 3.70%, 09/01/2024 (Callable 04/13/2024)	10,642,000	10,638,592
ITC Holdings Corp., 3.65%, 06/15/2024 (Callable 05/02/2024)	5,126,000	5,099,815
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (Callable 02/02/2024) (a)	11,438,000	11,438,000
NextEra Energy Capital Holdings, Inc., 4.20%, 06/20/2024	5,395,000	5,376,332
Niagara Mohawk Power Corp., 3.51%, 10/01/2024 (Callable 07/01/2024) (a)	1,050,000	1,036,669
Public Service Enterprise Group, Inc., 2.88%, 06/15/2024 (Callable 05/15/2024)	19,993,000	19,866,433
		166,654,825
TOTAL CORPORATE BONDS (Cost $2,776,879,956)		2,785,609,850

ASSET-BACKED SECURITIES - 16.7%	Par	Value
Affirm, Inc., Series 2021-Z1, Class A, 1.07%, 08/15/2025 (Callable 04/15/2024) (a)	2,898,515	2,878,605
Ally Auto Receivables Trust, Series 2022-3, Class A2, 5.29%, 06/16/2025 (Callable 03/15/2026)	1,433,836	1,433,451
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (Callable 11/15/2026) (a)	32,938,037	32,968,791
Bank of Montreal, Series 2021-1A, Class A, 0.53%, 11/21/2025 (a)	13,550,000	13,455,554
Capital One Financial Corp.
Series 2021-A1, Class A1, 0.55%, 07/15/2026	7,650,000	7,537,553
Series 2021-A3, Class A3, 1.04%, 11/15/2026	72,033,000	70,046,502
Series 2022-A1, Class A1, 2.80%, 03/15/2027	14,215,000	13,875,027
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.74%, 09/15/2025 (Callable 07/15/2026)	3,900,038	3,889,849
CarMax Auto Owner Trust
Series 2020-4, Class A3, 0.50%, 08/15/2025 (Callable 12/15/2024)	2,971,444	2,958,456
Series 2022-1, Class A3, 1.47%, 12/15/2026 (Callable 03/15/2026)	34,285,003	33,382,498
Series 2023-1, Class A2A, 5.23%, 01/15/2026 (Callable 12/15/2026)	2,637,803	2,635,422
Series 2023-1, Class A3, 4.75%, 10/15/2027 (Callable 12/15/2026)	13,708,000	13,597,353
Series 2023-4, Class A2A, 6.08%, 12/15/2026 (Callable 05/15/2027)	22,000,000	22,091,764
Chase Auto Owner Trust, Series 2022-AA, Class A2, 3.86%, 10/27/2025 (Callable 02/25/2027) (a)	446,429	445,891
Citizens Auto Receivables Trust
Series 2023-1, Class A2A, 6.13%, 07/15/2026 (Callable 04/15/2027) (a)	43,396,904	43,478,498
Series 2024-1, Class A2A, 5.43%, 10/15/2026 (Callable 08/15/2027) (a)	13,200,000	13,189,163
Dell Equipment Finance Trust
Series 2022-2, Class A2, 4.03%, 07/22/2027 (Callable 03/22/2025) (a)	1,200,313	1,199,500
Series 2023-1, Class A2, 5.65%, 09/22/2028 (Callable 09/22/2025) (a)	26,203,924	26,198,746
Series 2023-2, Class A2, 5.84%, 01/22/2029 (Callable 02/22/2026) (a)	11,500,517	11,508,496
Discover Card Execution Note Trust
Series 2017-A4, Class A4, 2.53%, 10/15/2026	2,400,000	2,396,992
Series 2021-A1, Class A1, 0.58%, 09/15/2026	1,875,000	1,832,760
Series 2022-A2, Class A, 3.32%, 05/15/2027	41,950,000	41,031,966
DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 07/20/2026 (Callable 10/20/2027) (a)	5,575,125	5,585,072
DLLAD LLC, Series 2023-1A, Class A2, 5.19%, 04/20/2026 (Callable 10/20/2027) (a)	5,146,777	5,132,643
DLLMT LLC, Series 2023-1A, Class A2, 5.78%, 11/20/2025 (Callable 12/20/2026) (a)	31,103,871	31,094,316
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 01/20/2026 (Callable 10/20/2027) (a)	5,225,000	5,213,307
Donlen LLC, Series 2021-2, Class A2, 0.56%, 12/11/2034 (a)	166,868	166,214
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026 (Callable 04/15/2027)	16,944,991	16,957,556
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04%, 08/15/2031 (Callable 02/15/2025) (a)	25,673,000	24,915,636
Ford Credit Floorplan LLC
Series 2019-2, Class A, 3.06%, 04/15/2026	2,634,000	2,631,171
Series 2019-4, Class A, 2.44%, 09/15/2026	25,410,000	25,055,332
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (Callable 01/15/2025) (a)	26,870,000	26,376,557
General Motors Co., Series 2019-2, Class A, 2.90%, 04/15/2026 (a)	53,724,000	53,670,593
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A, 5.19%, 03/16/2026 (Callable 01/16/2027)	9,299,171	9,287,052
Series 2023-2, Class A2A, 5.10%, 05/18/2026 (Callable 02/16/2027)	4,367,680	4,359,140
GM Financial Leasing Trust
Series 2023-1, Class A2A, 5.27%, 06/20/2025 (Callable 08/20/2025)	13,242,139	13,233,256
Series 2023-1, Class A3, 5.16%, 04/20/2026 (Callable 08/20/2025)	2,055,000	2,050,252
Series 2023-2, Class A2A, 5.44%, 10/20/2025 (Callable 11/20/2025)	3,374,201	3,372,147
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025 (Callable 07/21/2026)	4,045,675	4,040,286
Series 2023-3, Class A2, 5.71%, 03/18/2026 (Callable 12/18/2026)	19,600,000	19,615,688
HPEFS Equipment Trust, Series 2023-2A, Class A2, 6.04%, 01/21/2031 (Callable 10/20/2026) (a)	11,600,000	11,644,541
Huntington Funding LLC, Series 2024-1A, Class A2, 5.50%, 03/15/2027 (Callable 10/15/2027) (a)	21,025,000	21,022,029
Hyundai Auto Lease Securitization Trust
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (Callable 04/15/2025) (a)	4,725,101	4,723,505
Series 2023-B, Class A3, 5.15%, 06/15/2026 (Callable 10/15/2025) (a)	14,310,000	14,269,401
Hyundai Auto Receivables Trust
Series 2021-B, Class A3, 0.38%, 01/15/2026 (Callable 12/15/2025)	3,016,337	2,970,119
Series 2022-C, Class A2A, 5.35%, 11/17/2025 (Callable 02/15/2027)	1,356,248	1,355,719
Series 2023-A, Class A2A, 5.19%, 12/15/2025 (Callable 01/15/2027)	7,511,545	7,499,410
IPFS Corp., Series 2021-A, Class A, 0.71%, 04/15/2026 (a)	56,678,000	56,559,928
JPMorgan Chase Bank NA
Series 2021-1, Class B, 0.88%, 09/25/2028 (Callable 05/25/2025) (a)	3,186,529	3,152,849
Series 2021-2, Class B, 0.89%, 12/26/2028 (Callable 10/25/2025) (a)	758,549	745,091
Series 2021-3, Class B, 0.76%, 02/26/2029 (Callable 06/25/2025) (a)	3,577,305	3,472,363
Kubota Credit Owner Trust, Series 2024-1A, Class A2, 5.39%, 01/15/2027 (Callable 10/15/2027) (a)	31,225,000	31,210,512
Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 09/15/2033 (Callable 11/15/2027) (a)	8,459,305	8,468,954
Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3, 0.46%, 06/15/2026 (Callable 11/15/2025)	7,891,872	7,693,654
Nissan Auto Lease Trust, Series 2023-A, Class A2A, 5.10%, 03/17/2025 (Callable 06/15/2025)	5,561,485	5,558,478
Nissan Auto Receivables Owner Trust, Series 2022-B, Class A2, 4.50%, 08/15/2025 (Callable 12/15/2026)	1,194,055	1,191,994
PHH Arval, Series 2023-2A, Class A1, 6.16%, 10/15/2035 (Callable 07/15/2026) (a)	15,143,440	15,236,772
Santander Holdings USA, Inc.
Series 2021-1A, Class B, 1.83%, 12/15/2031 (Callable 09/15/2025) (a)	5,647,766	5,566,623
Series 2022-A, Class B, 5.28%, 05/15/2032 (Callable 12/15/2025) (a)	12,805,768	12,734,261
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45%, 01/20/2026 (Callable 11/20/2026) (a)	11,150,000	11,135,538
SCF Equipment Leasing LLC, Series 2022-2A, Class A2, 6.24%, 07/20/2028 (Callable 08/20/2029) (a)	7,680,008	7,683,822
SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A2A, 5.89%, 03/22/2027 (Callable 06/20/2027) (a)	11,623,775	11,642,181
SoFi Consumer Loan Program Trust, Series 2022-1S, Class A, 6.21%, 04/15/2031 (Callable 03/15/2025) (a)	1,276,433	1,276,560
Synchrony Bank, Series 2022-A1, Class A, 3.37%, 04/15/2028 (Callable 04/15/2025)	52,645,000	51,536,402
Towd Point Mortgage Trust, Series 2020-MH1, Class A1, 2.25%, 02/25/2060 (Callable 04/25/2024) (a)(d)	8,986,601	8,569,604
Toyota Auto Loan Extended Note Trust, Series 2019-1A, Class A, 2.56%, 11/25/2031 (Callable 05/25/2024) (a)	61,697,000	61,418,709
US Bancorp, Series 2023-1, Class B, 6.79%, 08/25/2032 (Callable 10/25/2026) (a)	6,594,105	6,632,279
Verizon Master Trust
Series 2021-1, Class A, 0.50%, 05/20/2027 (Callable 05/20/2024)	19,069,000	18,931,638
Series 2022-7, Class A1A, 5.23%, 11/22/2027 (Callable 11/20/2024)	48,935,000	48,826,090
World Omni Auto Receivables Trust, Series 2022-D, Class A2A, 5.51%, 03/16/2026 (Callable 09/15/2026)	3,864,588	3,864,667
TOTAL ASSET-BACKED SECURITIES (Cost $1,057,796,518)		1,061,382,748

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 8.0%	Par	Value
BBCMS Trust, Series 2022-C14, Class A1, 1.73%, 02/15/2055 (Callable 02/15/2032)	8,882,124	8,446,915
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047 (Callable 10/10/2024)	13,292,000	13,126,184
Series 2015-GC27, Class A5, 3.14%, 02/10/2048 (Callable 01/10/2025)	2,260,848	2,224,168
Series 2015-GC33, Class A4, 3.78%, 09/10/2058 (Callable 05/10/2026)	5,500,588	5,307,488
Series 2015-P1, Class A5, 3.72%, 09/15/2048 (Callable 05/15/2026)	8,200,736	7,975,695
Commercial Mortgage Pass Through Certificates
Series 2014-CR16, Class A4, 4.05%, 04/10/2047 (Callable 04/10/2024)	10,782,079	10,758,492
Series 2014-CR17, Class A5, 3.98%, 05/10/2047 (Callable 05/10/2024)	3,960,600	3,952,414
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047 (Callable 06/10/2024)	12,483,000	12,420,601
Series 2014-UBS4, Class A5, 3.69%, 08/10/2047 (Callable 07/10/2029)	23,246,000	22,988,332
Series 2015-CR23, Class A4, 3.50%, 05/10/2048 (Callable 05/10/2025)	13,226,524	12,906,723
Series 2015-CR27, Class A4, 3.61%, 10/10/2048 (Callable 10/10/2025)	2,605,000	2,524,687
Series 2015-LC23, Class A4, 3.77%, 10/10/2048 (Callable 11/10/2025)	6,700,000	6,491,715
Computershare Corporate Trust
Series 2014-LC16, Class A5, 3.82%, 08/15/2050 (Callable 06/15/2024)	3,866,847	3,841,446
Series 2015-C27, Class A5, 3.45%, 02/15/2048 (Callable 03/15/2025)	27,518,000	26,859,351
Series 2015-C28, Class A4, 3.54%, 05/15/2048 (Callable 05/15/2025)	12,035,000	11,716,023
Series 2015-LC20, Class A5, 3.18%, 04/15/2050 (Callable 04/15/2025)	4,820,000	4,666,456
Series 2015-LC22, Class A4, 3.84%, 09/15/2058 (Callable 09/15/2025)	15,295,000	14,864,545
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	5,590,530	5,439,971
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/2057 (Callable 05/15/2025)	3,034,000	2,958,644
Series 2015-C3, Class A4, 3.72%, 08/15/2048 (Callable 08/15/2025)	3,213,000	3,119,501
Series 2015-C4, Class A4, 3.81%, 11/15/2048 (Callable 11/15/2025)	7,500,000	7,284,788
GS Mortgage Securities Corp. II
Series 2014-GC22, Class A5, 3.86%, 06/10/2047 (Callable 06/10/2024)	9,600,000	9,576,985
Series 2014-GC24, Class A5, 3.93%, 09/10/2047 (Callable 09/10/2024)	7,516,000	7,440,577
Series 2014-GC26, Class A5, 3.63%, 11/10/2047 (Callable 12/10/2024)	52,905,000	52,051,366
Series 2015-GC34, Class A4, 3.51%, 10/10/2048 (Callable 10/10/2025)	8,200,000	7,824,851
JP Morgan Chase Commercial Mortgage Securities, Series 2014-C20, Class A5, 3.80%, 07/15/2047 (Callable 06/15/2024)	9,866,775	9,838,327
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/2047 (Callable 01/15/2029)	2,115,206	2,109,659
Series 2014-C21, Class A5, 3.77%, 08/15/2047 (Callable 07/15/2024)	5,957,717	5,922,389
Series 2014-C23, Class A5, 3.93%, 09/15/2047 (Callable 10/15/2024)	10,000,000	9,901,853
Series 2014-C24, Class A5, 3.64%, 11/15/2047 (Callable 10/15/2024)	24,270,000	23,852,430
Series 2014-C25, Class A5, 3.67%, 11/15/2047 (Callable 11/15/2024)	13,425,000	13,177,463
Series 2014-C26, Class A4, 3.49%, 01/15/2048 (Callable 01/15/2025)	5,488,000	5,387,217
Series 2015-C27, Class A4, 3.18%, 02/15/2048 (Callable 09/15/2026)	8,575,000	8,282,611
Series 2015-C30, Class A5, 3.82%, 07/15/2048 (Callable 07/15/2025)	12,178,000	11,679,194
Mcp Holding Co. LLC, Series 2015-GC30, Class A4, 3.38%, 05/10/2050 (Callable 05/10/2025)	7,667,127	7,446,790
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5, 3.89%, 06/15/2047 (Callable 06/15/2026)	7,959,528	7,928,209
Series 2014-C19, Class A4, 3.53%, 12/15/2047 (Callable 10/15/2026)	10,700,000	10,530,259
Series 2015-C22, Class A4, 3.31%, 04/15/2048 (Callable 04/15/2025)	5,865,000	5,717,746
Series 2015-C23, Class A4, 3.72%, 07/15/2050 (Callable 06/15/2025)	31,541,000	30,719,679
Series 2015-C27, Class A4, 3.75%, 12/15/2047 (Callable 11/15/2025)	1,500,000	1,451,625
WF-RBS Commercial Mortgage Trust
Series 2014-C20, Class A5, 4.00%, 05/15/2047 (Callable 05/15/2024)	17,407,752	17,351,182
Series 2014-C21, Class A5, 3.68%, 08/15/2047 (Callable 08/15/2024)	4,000,000	3,964,281
Series 2014-C22, Class A5, 3.75%, 09/15/2057 (Callable 09/15/2024)	20,261,000	19,902,119
Series 2014-C23, Class A5, 3.92%, 10/15/2057 (Callable 09/15/2025)	13,563,000	13,337,297
Series 2014-C24, Class A5, 3.61%, 11/15/2047 (Callable 11/15/2024)	20,026,000	19,685,021
Series 2014-C25, Class A5, 3.63%, 11/15/2047 (Callable 12/15/2024)	10,208,211	10,045,973
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $497,216,617)		504,999,242

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES - 0.7%	Par	Value
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 04/25/2024) (a)(e)	3,765,370	3,574,636
Series 2019-2, Class A1, 3.35%, 04/25/2049 (Callable 04/25/2024) (a)(e)	6,561,063	6,145,228
Series 2019-3, Class A1, 2.96%, 10/25/2048 (Callable 04/25/2024) (a)(e)	12,477,984	11,569,719
Starwood Mortgage Residential Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065 (Callable 04/25/2024) (a)(e)	7,287,656	6,356,773
Towd Point Mortgage Trust
Series 2017-1, Class A1, 2.75%, 10/25/2056 (Callable 08/25/2033) (a)(e)	78,346	78,014
Series 2017-3, Class A1, 2.75%, 07/25/2057 (Callable 11/25/2026) (a)(e)	1,112,166	1,091,948
Series 2017-4, Class A1, 2.75%, 06/25/2057 (Callable 09/25/2031) (a)(e)	1,628,643	1,558,992
Series 2017-6, Class A1, 2.75%, 10/25/2057 (Callable 04/25/2029) (a)(e)	7,884,920	7,598,235
Series 2018-6, Class A1A, 3.75%, 03/25/2058 (Callable 01/25/2029) (a)(e)	9,362,470	9,145,270
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-U.S. GOVERNMENT AGENCY ISSUES (Cost $50,539,609)		47,118,815

MUNICIPAL BONDS - 0.6%	Par	Value
Cass County Joint Water Resource District, 0.48%, 05/01/2024 (Callable 02/02/2024)	8,895,000	8,870,303
City of Middletown OH, 6.50%, 05/01/2024	6,600,000	6,588,720
City of Painesville OH, 6.25%, 05/03/2024	1,005,000	1,004,981
City of West Carrollton OH, 6.00%, 05/01/2024	6,150,000	6,146,852
Cold Spring Harbor Central School District, 7.00%, 06/15/2024	7,670,000	7,679,655
Maryland Economic Development Corp., 3.55%, 06/01/2024	1,000,000	996,200
Michigan Finance Authority, 2.99%, 09/01/2049 (Callable 05/02/2024) (e)	2,560,000	2,531,581
New York State Housing Finance Agency, 1.60%, 11/01/2024 (Callable 04/22/2024)	3,735,000	3,678,465
TOTAL MUNICIPAL BONDS (Cost $37,511,259)		37,496,757

SHORT-TERM INVESTMENTS - 32.0%
Commercial Paper - 3.6%	Par	Value
Adventist Health, 6.22%, 04/04/2024(f)	35,950,000	35,909,387
Baptist Memorial Health, 6.80%, 04/09/2024	25,726,000	25,727,004
Bayer Corporation, 6.40%, 07/10/2024(f)	25,000,000	24,589,528
Beth Israel Deaconess Medical Center, 6.15%, 08/06/2024(f)	41,925,000	41,007,883
Catholic Health Initiatives, 6.16%, 04/16/2024(f)	44,600,000	44,461,960
HSBC Bank USA NA, 6.57%, 09/09/2024(f)	15,450,000	15,060,177
L3Harris Technologies, Inc., 6.37%, 08/23/2024(f)	44,100,000	43,082,968
		229,838,907

Money Market Funds - 3.1%	Shares	Value
First American Government Obligations Fund - Class U, 5.25%(g)	196,455,208	196,455,208

U.S. Treasury Bills - 25.3%	Par	Value
5.29%, 04/16/2024(f)	125,000,000	124,725,546
5.47%, 04/25/2024(f)	120,000,000	119,579,450
5.24%, 05/02/2024(f)	125,000,000	124,431,720
5.30%, 05/23/2024(f)	50,000,000	49,620,906
5.31%, 06/25/2024(f)	50,000,000	49,389,456
5.08%, 09/19/2024(f)	45,000,000	43,907,025
5.16%, 10/03/2024(f)	220,000,000	214,314,437
4.71%, 12/26/2024(f)	360,000,000	346,972,331
4.70%, 01/23/2025(f)	77,500,000	74,440,271
4.98%, 02/20/2025(f)	50,000,000	47,831,528
4.75%, 03/20/2025(f)	430,000,000	409,905,394
		1,605,118,064
TOTAL SHORT-TERM INVESTMENTS (Cost $2,032,721,032)		2,031,412,179

TOTAL INVESTMENTS - 102.0% (Cost $6,452,664,991)		$6,468,019,591
Liabilities in Excess of Other Assets - (2.0)%		(127,245,295)
TOTAL NET ASSETS - 100.0%		$6,340,774,296

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2024, the value of these securities total $1,377,533,249 or 21.7% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2024.

(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(f)	The rate shown is the effective yield as of March 31, 2024.
(g)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Baird Ultra Short Bond Fund
Summary of Fair Value Exposure at March 31, 2024 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	–	2,785,609,850	–	2,785,609,850
Asset-Backed Securities	–	1,061,382,748	–	1,061,382,748
Commercial Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	504,999,242	–	504,999,242
Residential Mortgage-Backed Security - Non-U.S. Government Agency Issues	–	47,118,815	–	47,118,815
Municipal Bonds	–	37,496,757	–	37,496,757
Commercial Paper	–	229,838,907	–	229,838,907
Money Market Funds	196,455,208	–	–	196,455,208
U.S. Treasury Bills	–	1,605,118,064	–	1,605,118,064
Total Assets	196,455,208	6,271,564,383	–	6,468,019,591

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.

Refer to the Schedule of Investments for industry classifications.